Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current liabilities [Abstract]
Trade payables	$ 13,230	$ 545
Other payables	197	99
Advance payment in relation to share-based payments	0	183
Accrued expenses	5,386	291
Trade and other payables	$ 18,813	$ 1,118	$ 751